Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Global Small Cap Fund

DWS Global Small Cap VIP

Effective on or about February 1, 2021, the prospectuses are supplemented as follows:

The following information replaces the "Management process" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGIES" section of each fund's summary section of the funds' prospectuses.

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index. At the discretion of portfolio management, systematically selected securities may be excluded from the portfolio based upon additional fundamental considerations. Securities excluded on such discretion will be replaced by other systematically selected securities.

Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.

DEUTSCHE DWS VARIABLE SERIES I | DWS Global Small Cap VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Global Small Cap Fund

DWS Global Small Cap VIP

Effective on or about February 1, 2021, the prospectuses are supplemented as follows:

The following information replaces the "Management process" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGIES" section of each fund's summary section of the funds' prospectuses.

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index. At the discretion of portfolio management, systematically selected securities may be excluded from the portfolio based upon additional fundamental considerations. Securities excluded on such discretion will be replaced by other systematically selected securities.

Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index. At the discretion of portfolio management, systematically selected securities may be excluded from the portfolio based upon additional fundamental considerations. Securities excluded on such discretion will be replaced by other systematically selected securities.

Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Global Small Cap Fund

DWS Global Small Cap VIP

Effective on or about February 1, 2021, the prospectuses are supplemented as follows:

The following information replaces the "Management process" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGIES" section of each fund's summary section of the funds' prospectuses.

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index. At the discretion of portfolio management, systematically selected securities may be excluded from the portfolio based upon additional fundamental considerations. Securities excluded on such discretion will be replaced by other systematically selected securities.

Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index. At the discretion of portfolio management, systematically selected securities may be excluded from the portfolio based upon additional fundamental considerations. Securities excluded on such discretion will be replaced by other systematically selected securities.

Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.